IMPAIRMENT REVERSAL/ (IMPAIRMENT) OF FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2024
IMPAIRMENT REVERSAL/ (IMPAIRMENT) OF FINANCIAL ASSETS
IMPAIRMENT REVERSAL/ (IMPAIRMENT) OF FINANCIAL ASSETS

14.IMPAIRMENT REVERSAL/ (IMPAIRMENT) OF FINANCIAL ASSETS

The Reversals of impairments of financial assets includes the following amounts:

In € thousand	12/31/2024	12/31/2023	12/31/2022
Reversal of receivables from the Silicon Group	—	21,375	—
Reversal of impairment of shareholder loan (included in trade and other receivables)	—	1,418	3,091
Other	20	(97)	—
Total	20	22,696	3,091

The reversals with respect to the Silicon Group and the shareholder loan in 2023 refer to receivables that by nature did not exist anymore in 2024. Therefore, the reversal of impairment of financial assets, included in “Other” in the table above, in 2024 refers to trade receivables only.

In March 2023, a Stock Purchase Agreement (hereinafter referred to as “SPA”) was entered into to sell SCHMID Silicon Technology Holding GmbH and subsidiaries (hereinafter referred to as “the Silicon Group”) to Group 14 Technologies Group. Receivables from the Silicon Group which had been impaired in 2017 became recoverable as a result of the SPA resulting in an impairment reversal of €21,375 thousand. For further information on the Silicon Group impairment reversal refer to note 11. Other income.